UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[✓] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period May 23, 2018 to June 30, 2018

[_] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: Not applicable
14 August 2018
Date of Report (Date of earliest event reported)

Dorset Home Loans Limited
 (Exact name of securitizer as specified in its charter)

025-03910	0001739759
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Rob Scott, +44 (0) 207 773 7930
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [✓]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

INFORMATION TO BE INCLUDED IN THE REPORT
FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2)(i) DORSET HOME LOANS LIMITED has indicated by check mark that there is no activity to report for the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dorset Home Loans Limited

Date: August 14, 2018	By:	/s/ Rob Scott
Name: Rob Scott
Title: Director